Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of liabilities under post-employment benefit

	12.31.2025	12.31.2024
Pension plans	6,192	340
Healthcare plans	1,471,965	1,158,369
	1,478,157	1,158,709
Current	118,854	95,383
Noncurrent	1,359,303	1,063,326

Schedule of post-employment benefits recognized in the statement of income

	12.31.2025	12.31.2024	12.31.2023
Employees
Pension plans	38,336	48,087	55,320
Healthcare plan – post employment	134,384	134,044	128,652
Healthcare plan – active employees	59,853	75,412	74,546
	232,573	257,543	258,518
Management
Pension plans	1,841	1,595	1,441
Healthcare plan	133	214	200
	1,974	1,809	1,641
	234,547	259,352	260,159

Schedule of changes in post-employment benefits

Balance as of January 1, 2024	1,484,243
Appropriation of actuarial calculation	134,044
Appropriation of pension and healthcare contributions	123,667
Adjustment related to actuarial gains	(363,465)
Amortizations	(219,780)
Balance as of December 31, 2024	1,158,709
Appropriation of actuarial calculation	134,384
Appropriation of pension and healthcare contributions	100,451
Adjustment related to actuarial losses	284,729
Amortizations	(200,116)
Balance as of December 31, 2025	1,478,157

Schedule of actuarial assumptions

Consolidated	2025		2024
	Real	Nominal	Real	Nominal
Economic
Inflation p.a.	—	3.10%	—	3.50%
Expected rate of discount/return p.a.
Unified Plan - Defined Benefit	7.57%	10.90%	7.66%	11.42%
Unified Plan - Balance	7.37%	10.70%	7.40%	11.15%
Plan III	7.31%	10.64%	7.36%	11.12%
Assistance Plan	7.20%	10.52%	7.44%	11.20%
Salary growth/medical costs
Unified Plan p.a.	1.00%	4.13%	1.00%	4.54%
Plan III p.a.	1.00%	4.13%	1.00%	4.54%
Assistance Plan - Aging Factor	3.10%	—	3.30%	—
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benefit vested		TASA 1927		TASA 1927

Schedule of participants and beneficiaries

Consolidated	Social Security Plans				Assistance Plan
	Unified Plan		Plan III
	12.31.2025	12.31.2024	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Number of active participants	1	4	3,975	4,501	3,960	4,302
Number of inactive participants	3,892	4,013	6,555	6,357	10,039	9,686
Number of dependents (a)	—	—	—	—	10,749	10,526
Total	3,893	4,017	10,530	10,858	24,748	24,514
(a) The total only considers dependents of inactive participants, given that dependents of active participants are considered in the actuarial calculation based on the family composition assumption.

Schedule of life expectancy

Consolidated	Unified Plan	Plan III
As of December 31, 2025
Retired participants	12.13	21.35
Pensioner participants	13.35	23.00
As of December 31, 2024
Retired participants	12.13	22.17
Pensioner participants	13.99	24.67
The average age of inactive participants of the pension and healthcare plans is 68.6 and 68.17 years, respectively.

Schedule of actuarial evaluation

	Unified Plan	Plan III	Assistance Plan	12.31.2025	12.31.2024
Total liabilities or partially covered	5,566,398	4,203,217	1,671,922	11,441,537	10,764,057
Fair value of the plan assets	(6,631,978)	(4,812,973)	(199,958)	(11,644,909)	(10,866,333)
Plan coverage status	(1,065,580)	(609,756)	1,471,964	(203,372)	(102,276)
Unrecognized asset	1,065,580	609,756	—	1,675,336	1,260,644
	—	—	1,471,964	1,471,964	1,158,368

Schedule of changes in actuarial liabilities

Consolidated	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2024	6,416,085	3,820,011	1,657,687
Cost of services	(3,150)	1,548	8,100
Cost of interest	522,986	314,125	140,973
Benefits paid	(559,530)	(336,775)	(96,036)
Actuarial (gain) losses	(908,391)	148,852	(362,428)
Present value of net actuarial obligations as of December 31, 2024	5,468,000	3,947,761	1,348,296
Cost of services	(2,412)	1,121	7,636
Cost of interest	587,128	420,407	148,020
Benefits paid	(578,402)	(361,982)	(105,518)
Actuarial losses	92,085	195,912	273,487
Present value of net actuarial obligations as of December 31, 2025	5,566,399	4,203,219	1,671,921

Schedule of changes in actuarial assets

Consolidated	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2024	7,212,015	3,903,624	173,870
Return estimated for assets	591,774	321,633	15,030
Contributions and distributions	30,541	6,018	96,036
Benefits paid	(559,530)	(336,775)	(96,036)
Actuarial gain (losses)	(949,846)	456,951	1,028
Fair value of the Plan's assets as of December 31, 2024	6,324,954	4,351,451	189,928
Return estimated for assets	685,596	465,653	21,273
Contributions and distributions	31,105	5,302	105,518
Benefits paid	(578,402)	(361,982)	(105,518)
Actuarial gain (losses)	168,725	352,549	(11,243)
Fair value of the Plan's assets as of December 31, 2025	6,631,978	4,812,973	199,958

Schedule of estimated net periodic plan costs (gains)

Consolidated	Unified Plan	Plan III	Assistance Plan
Cost of current service	(28,555)	(1,651)	6,967
Estimated cost of interest	686,247	493,017	171,851
Expected return on plan assets	(688,079)	(493,320)	(21,042)
Costs (income or loss)	(30,387)	(1,954)	157,776

Schedule of sensitivity analysis

Consolidated	Projected scenarios
	Increase by 0.5%	Decrease in 0.5%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	9,401,213	10,166,369
Impacts on the obligations of healthcare program	1,570,903	1,784,104
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,785,811	1,568,813
Impact on cost of service for the following financial year of healthcare program	7,306	5,451
Sensitivity of the service cost
Impacts on the obligations of the pension	831	1,143
Impacts on the obligations of healthcare program	5,482	7,273

Schedule of benefits payable

Consolidated	Unified Plan	Plan III	Assistance Plan	Total
2026	578,460	365,021	79,704	1,023,185
2027	586,484	374,053	84,765	1,045,302
2028	593,688	383,126	92,245	1,069,059
2029	599,316	392,128	101,031	1,092,475
2030	603,963	400,895	110,648	1,115,506
2031 to 2055	11,610,883	10,982,148	6,079,283	28,672,314

Schedule of asset allocation for pension and healthcare plans

Consolidated	Goal for 2026 (a)	2025
Fixed income	83.4%	83.4%
Variable income	2.9%	3.3%
Loans	1.3%	1.3%
Real estate	3.6%	3.2%
Investment structuring	7.3%	7.3%
Investments abroad	1.5%	1.5%
	100.0%	100.0%
(a) Target based on the total investment of each plan.

Schedule of pension plan assets

Consolidated	Unified Plan		Plan III
	target for 2026 (%)	minimum (%)	target for 2026 (%)	minimum (%)
Fixed income	85.6	67.0	79.0	62.0
Variable income	1.3	0.5	4.0	2.0
Loans	0.5	0.0	2.0	0.0
Real estate	5.6	2.0	3.0	1.0
Investment structuring	7.0	3.0	10.0	5.0
Investments abroad	—	—	2.0	1.0
Management of "Fundação Copel" decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.